Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit before taxation	¥ 152,184	¥ 142,359	¥ 142,133
Adjustments for:
Depreciation and amortization	193,045	172,401	182,818
Net loss on disposal and write-off of property, plant and equipment	1,748	1,547	2,911
Expected credit impairment losses	4,171	5,084	5,761
Impairment losses of contract assets	88	(62)
Write-down of inventories	280	196	171
Interest and other income	(16,729)	(14,341)	(15,560)
Finance costs	2,679	2,996	3,246
Dividend income from equity investments at fair value through other comprehensive income		(1)	(2)
Income from investments accounted for using the equity method	(11,914)	(12,678)	(12,641)
Net exchange (gain)/loss	(11)	(32)	67
Share options expenses	413	232
Operating cash flows before changes in working capital	325,954	297,701	308,904
(Increase)/decrease in inventories	(2,439)	(902)	1,348
(Increase)/decrease in contract assets	(3,337)	1,228	(64)
(Increase)/decrease in contract costs	(3,353)	1,500	(9,012)
Increase in accounts receivable	(297)	(10,812)	(11,981)
Increase in other receivables	(255)	(585)	(1,364)
(Increase)/decrease in prepayments and other current assets	(4,667)	1,538	(3,075)
Increase in amount due from ultimate holding company	(1,216)	(46)	(780)
Decrease/(increase) in deposited customer reserves	875	(897)	6,447
Increase/(decrease) in accounts payable	5,546	7,896	(3,334)
Increase in bills payable	4,211	829	794
Increase/(decrease) in contract liabilities	40	21,203	(5,360)
(Decrease)/increase in deferred revenue	(114)	1,740	1,980
Increase in accrued expenses and other payables	24,696	18,584	508
Increase/(decrease) in amount due to ultimate holding company	4,305	(32)	(107)
Increase in other non-current liabilities	4,209	4,923
Cash generated from operations	354,158	343,868	284,904
Tax paid
Net cash generated from operating activities	314,764	307,761	247,591
Investing activities
Payment for property, plant and equipment	(202,673)	(189,577)	(202,365)
Payment for land use rights	(44)	(169)	(355)
Payment for other intangible assets	(4,594)	(703)	(2,245)
Proceeds from disposal and write-off of property, plant and equipment	505	266	423
Decrease in bank deposits	25,596	15,008	157,709
Decrease/(increase) in other financial assets measured at amortized cost	2,483	(17,921)	5,346
Decrease/(increase) in restricted bank deposits (excluding deposited customer reserves)	2,008	(335)	(4,503)
Interest and other finance income received	13,361	12,999	11,550
Proceeds from disposal of investments accounted for using the equity method	523	417
Purchase of investments accounted for using the equity method	(277)	(1,346)	(161)
Dividends received from investments accounted for using the equity method	3,926	4,362	2,299
Purchase of financial assets measured at fair value through profit or loss	(136,813)	(114,893)	(161,343)
Proceeds from disposal of financial assets measured at fair value through profit or loss	57,687	103,479	129,505
Purchase of financial assets measured at fair value through other comprehensive income		(205)
Proceeds from disposal of financial assets measured at fair value through other comprehensive income		500
Others	16	12	(66)
Net cash used in investing activities	(238,296)	(188,106)	(64,206)
Financing activities
Subscription funds received from issuance of RMB Shares	48,695
Dividends paid to the Company's equity shareholders	(57,585)	(59,726)	(53,265)
Dividends paid to non-controlling shareholders of subsidiaries	(72)	(11)	(38)
Net (repayment)/receipts of short-term deposits placed by CMCC Group	(7,541)	5,069	10,764
Interest paid in relation to short-term deposits placed by CMCC Group	(131)	(170)	(187)
Repayment of principal and interest of lease liabilities	(28,502)	(27,346)	(22,175)
Others	(65)	(68)
Net cash used in financing activities	(45,201)	(82,252)	(64,901)
Net increase in cash and cash equivalents	31,267	37,403	118,484
Cash and cash equivalents at beginning of year	212,729	175,933	57,302
Effect of changes in foreign exchange rate	(53)	(607)	147
Cash and cash equivalents at end of year	243,943	212,729	175,933
The mainland of China and other countries and regions' enterprise [Member]
Tax paid
Tax paid	(38,991)	(35,776)	(37,300)
Hong Kong [member]
Tax paid
Tax paid	¥ (403)	¥ (331)	¥ (13)